Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Mar. 03, 2021
Entity Registrant Name	NEUBERGER BERMAN EQUITY FUNDS
Entity Central Index Key	0000044402
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 03, 2021
Document Effective Date	Mar. 03, 2021
Prospectus Date	Mar. 03, 2021